CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical)	12 Months Ended
Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Related-party revenues	¥ 20,394,478
Other comprehensive income (loss), tax	¥ 0